Commitments and Contingencies - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) site	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Number of non owned sites | site	65
Number of national priority list | site	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis | site	59
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves	$ 40	$ 38
Guarantees at carrying value	300	$ 383
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies	1,400
Bonds guaranteed by FCA	$ 1,100